Statements Of Changes In Equity - USD ($) $ in Thousands	Total		Share Capital	Additional paid–in capital	Accumulated other comprehensive income (loss)	Retained earnings	Non– controlling interest
Beginning balance, shares at Dec. 31, 2020			44,198,330
Beginning balance, value at Dec. 31, 2020	$ 2,231,367		$ 12,742	$ 415,654	$ (211,222)	$ 2,000,980	$ 13,213
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options	20		$ 20
Stock-based compensation	5,312			5,312
Deconsolidation of a subsidiary	0
Dividends paid and declared	(80,066)					(79,566)	(500)
Other comprehensive income, net of tax expense	114,967	[1]			113,365		1,602
Less: net income attributable to non-controlling interests	313						313
Net income attributable to Elbit Systems Ltd.'s shareholders	274,350					274,350
Ending balance, shares at Dec. 31, 2021			44,260,868
Ending balance, value at Dec. 31, 2021	2,546,263		$ 12,762	420,966	(97,857)	2,195,764	14,628
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)			62,538
Exercise of options	24		$ 24
Stock-based compensation	10,463			10,463
Deconsolidation of a subsidiary	(11,275)						(11,275)
Dividends paid and declared	(88,648)					(88,648)
Other comprehensive income, net of tax expense	25,379	[1]			26,299		(920)
Less: net income attributable to non-controlling interests	21						21
Net income attributable to Elbit Systems Ltd.'s shareholders	$ 275,448					275,448
Ending balance, shares at Dec. 31, 2022	44,344,206		44,344,206
Ending balance, value at Dec. 31, 2022	$ 2,757,675		$ 12,786	431,429	(71,558)	2,382,564	2,454
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)			83,338
Exercise of options	30		$ 30
Stock-based compensation	12,141			12,141
Deconsolidation of a subsidiary	0
Dividends paid and declared	(89,303)					(88,781)	(522)
Other comprehensive income, net of tax expense	53,892	[1]			53,761		131
Less: net income attributable to non-controlling interests	725						725
Net income attributable to Elbit Systems Ltd.'s shareholders	$ 215,131					215,131
Ending balance, shares at Dec. 31, 2023	44,453,850		44,453,850
Ending balance, value at Dec. 31, 2023	$ 2,950,291		$ 12,816	$ 443,570	$ (17,797)	$ 2,508,914	$ 2,788
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)			109,644

[1]	Other comprehensive income (loss), net of tax expenses (tax benefit) in the amounts of $132, $1,419 and $(6,186) for the years 2023, 2022 and 2021, respectively.